Property, Plant and Equipment - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	$ 217,366	$ 115,753
Description of growth rate used to extrapolate cash flow projections	2.50%	0.00%
Diamond Pricing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Change in rate	10.00%
Increase Decrease In Fair Value	$ 123,000	$ 131,000
Real Growth Escalation On Diamond Pricing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of growth rate used to extrapolate cash flow projections	2.50%	2.50%
Change in rate	0.50%
Increase Decrease In Fair Value	$ 29,000	$ 29,000
Discount Rate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Change in rate	0.50%
Increase Decrease In Fair Value	$ 5,000	11,000
Gk mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	217,366	115,753
Recoverable amount of asset	$ 281,600	$ 510,100
Description of discount rates applied to cash flow projections	8.40%	7.55%
Depreciation and Depletion [Member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation right of use assets	$ 797	$ 1,093
Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions of property plant and equipment	28,939	23,896
Gahcho Kue Diamond Mine [Member] | Earthmoving equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of earthmoving equipment	$ 1,781	$ 1,778